Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Disclosure Restricted Financial Assets Tables [Line Items]
Restricted financial assets
Restricted financial assets
USD m 31.12.25 31.12.24
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
1,031 876
Financial assets at fair value held for trading 84,065 44,627 71,050 38,532
Loans and advances to customers 71,189 71,887
Financial assets at fair value not held for trading 4,670 3,202 3,645 2,566
Other financial assets measured at amortized cost 10,150 8,689 8,703 7,891
Financial assets measured at fair value through other comprehensive income 43 43
Total financial assets pledged as collateral
171,149
156,160
Other restricted financial assets
Amounts due from banks 2,794 2,473
Financial assets at fair value held for trading 179 264
Cash collateral receivables on derivative instruments 8,406 8,006
Loans and advances to customers 146 186
Other financial assets measured at amortized cost
2
4,852 4,184
Financial assets at fair value not held for trading 24,467 20,377
Financial assets measured at fair value through other comprehensive income 1,843 1,863
Other
285
128
Total other restricted financial assets
42,971
37,481
Total financial assets pledged and other restricted financial assets
3 214,120
193,641
1 Predominantly reflects assets pledged
to the depositor protection
system in Switzerland.
2 Predominantly includes cash
collateral provided to exchanges
and clearing houses to
secure securities trading activity
through those counterparties.
3 Does not include
assets placed with
central banks
related to undrawn
credit lines and
for payment, clearing
and settlement purposes,
as well as
undrawn contingency
funding
facilities (31 December 2025: USD 42.6 bn; 31 December 2024: USD 30.5 bn).

Transferred financial assets subject to continued recognition in full
Transferred financial
assets subject to continued recognition in full
USD m 31.12.25 31.12.24
Carrying amount
of transferred
assets
Carrying amount of
associated liabilities
recognized
on balance sheet
Carrying amount
of transferred
assets
Carrying amount of
associated liabilities
recognized
on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties 44,627 24,137 38,532 19,690
Financial assets at fair value not held for trading that may be sold or repledged by counterparties 3,202 2,580 2,566 2,012
Other financial assets measured at amortized cost that may be sold or repledged by counterparties 8,689 7,575 7,891 7,442
Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties 43 43
Total financial assets transferred 56,561 34,335 48,989 29,144

Off-balance sheet assets received
Off-balance sheet assets received
USD m 31.12.25 31.12.24
Fair value of assets received that can be sold or repledged
1
674,167 581,769
of which: sold or repledged
2
499,184 383,227
1 Includes securities
received as initial
margin from its
clients that UBS
AG is
required to remit
to central
counterparties, brokers
and deposit banks
through its exchange-traded
derivative clearing
and execution
services.
2 Does not include off-balance sheet securities (31 December 2025: USD
15.3 bn; 31 December 2024: USD 21.4 bn) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.